FINANCIAL INSTRUMENTS - Schedule of Interest Rate Derivatives (Details) - Interest Rate Swap - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative
Notional Amount	$ 1,233,771	$ 1,557,834
Minimum
Derivative
Fixed Interest Rate	1.12%	1.12%
Maximum
Derivative
Fixed Interest Rate	2.90%	2.90%